INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in investment property [Roll Forward]
Balance at beginning of the year	$ 5,063	$ 4,333
Additions, net of disposals	1,102	802
Non-cash disposals, net of additions	(4,023)	112
Assets held by subsidiaries disposed during the period	(298)	0
Fair value adjustments	395	135
Foreign currency translation	532	(319)
Balance at end of the year	$ 2,771	$ 5,063
Stabilized Data Center
Reconciliation of changes in investment property [Roll Forward]
Ownership interest	90.00%
Investment property completed | Data
Reconciliation of changes in investment property [Roll Forward]
Investment Horizon	10 years
Investment property completed | Data | Bottom of range | Discounted cash flow model
Reconciliation of changes in investment property [Roll Forward]
Discount/Capitalization rate, inputs	7.00%
Investment property completed | Data | Top of range | Discounted cash flow model
Reconciliation of changes in investment property [Roll Forward]
Discount/Capitalization rate, inputs	8.00%